Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reportable segments [line items]
Revenue	$ 53,817	$ 65,098	$ 56,921
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	53,817	65,098	56,921
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	16,027	16,849	15,726
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	16,027	16,849	15,726
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	8,847	9,500	9,470
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	2,491	2,670	1,801
Operating segments [member] | Copper [member] | Copper South Australia [member]
Disclosure of reportable segments [line items]
Revenue	2,806	1,776	2,211
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	1,863	2,903	2,244
Operating segments [member] | Copper [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	20
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	24,812	30,767	34,475
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	24,812	30,767	34,475
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	24,678	30,632	34,337
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	21	19	18
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	113	116	120
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	10,958	15,549	5,154
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,958	15,549	5,154
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure of reportable segments [line items]
Revenue	7,652	10,254	3,537
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	3,306	3,035	839
Operating segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue		2,260	778
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	2,020	1,933	1,566
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 2,020	$ 1,933	$ 1,566